NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2023
Interests in other entities [Abstract]
Non-Controlling Interests	Non-Controlling Interests

a) Non-Controlling Interests (“NCI”) Continuity
	Nevada Gold Mines	Pueblo Viejo	Tanzania Mines[1]	Loulo-Gounkoto	Tongon	Reko Diq	Other	Total
NCI in subsidiary at December 31, 2023	38.5%	40%	16%	20%	10.3%	50%	Various
At January 1, 2022	$6,061	$1,189	$298	$953	$29	$—	($80)	$8,450
Acquisitions	—	—	—	—	—	329	—	329
Share of income (loss)	633	96	35	(179)	—	—	—	585
Disbursements	(626)	(157)	(12)	(35)	(16)	—	—	(846)
At December 31, 2022	$6,068	$1,128	$321	$739	$13	$329	($80)	$8,518
Share of income (loss)	548	63	25	69	7	(31)	—	681
Cash contributed	—	—	—	—	—	40	—	40
Disbursements	(454)	(48)	(24)	(48)	(4)	—	—	(578)
At December 31, 2023	$6,162	$1,143	$322	$760	$16	$338	($80)	$8,661
[1]Tanzania mines consist of the two operating mines, North Mara and Bulyanhulu.

b) Summarized Financial Information on Subsidiaries with Material Non-Controlling Interests
Summarized Balance Sheets

	Nevada Gold Mines		Pueblo Viejo		Tanzania Mines[1]		Loulo-Gounkoto		Tongon		Reko Diq
	As at Dec. 31, 2023	As at Dec. 31, 2022	As at Dec. 31, 2023	As at Dec. 31, 2022	As at Dec. 31, 2023	As at Dec. 31, 2022	As at Dec. 31, 2023	As at Dec. 31, 2022	As at Dec. 31, 2023	As at Dec. 31, 2022	As at Dec. 31, 2023
Current assets	$2,531	$2,408	$547	$485	$303	$437	$782	$928	$118	$158	$21
Non-current assets	14,094	13,863	5,244	5,003	2,006	1,917	3,747	3,602	225	165	752
Total assets	$16,625	$16,271	$5,791	$5,488	$2,309	$2,354	$4,529	$4,530	$343	$323	$773
Current liabilities	704	586	1,079	889	760	800	171	189	135	170	62
Non-current liabilities	1,147	1,135	1,538	1,421	409	422	539	560	68	46	—
Total liabilities	$1,851	$1,721	$2,617	$2,310	$1,169	$1,222	$710	$749	$203	$216	$62
Summarized Statements of Income

	Nevada Gold Mines		Pueblo Viejo		Tanzania Mines[1]		Loulo-Gounkoto		Tongon		Reko Diq
For the years ended December 31	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022	2023
Revenue	$6,051	$5,573	$1,118	$1,303	$1,033	$1,032	$1,335	$1,236	$398	$356	$—
Income (loss) from continuing operations after tax	1,645	3,018	108	170	158	210	326	(912)	64	(4)	(62)
Other comprehensive income (loss)	(8)	1	—	—	—	—	—	—	—	—	—
Total comprehensive income (loss)	$1,637	$3,019	$108	$170	$158	$210	$326	($912)	$64	($4)	($62)
Dividends paid to NCI[2]	$454	$626	$48	$60	$—	$3	$48	$35	$4	$13	$—

Summarized Statements of Cash Flows

	Nevada Gold Mines		Pueblo Viejo		Tanzania Mines[1]		Loulo-Gounkoto		Tongon		Reko Diq
For the years ended December 31	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022	2023
Net cash provided by (used in) operating activities	$2,667	$2,693	$447	$524	$238	$275	$467	$459	$82	$75	($38)
Net cash used in investing activities	(1,405)	(1,103)	(429)	(599)	(311)	(253)	(375)	(322)	(30)	(32)	(3)
Net cash provided by (used in) financing activities	(1,182)	(1,631)	42	67	(46)	(222)	(196)	(176)	(103)	(76)	54
Net increase (decrease) in cash and cash equivalents	$80	($41)	$60	($8)	($119)	($200)	($104)	($39)	($51)	($33)	$13
[1]Tanzania mines consist of the two operating mines, North Mara and Bulyanhulu.
[2]Includes partner distributions.